Accrued expenses and other liabilities - Additional Information (Details) - EUR (€) € in Millions	Dec. 04, 2023	Jan. 23, 2023	Dec. 31, 2023
Disclosure Of Accrued Expenses And Other Liabilities [Abstract]
Employee base reduction percent	17.00%	6.00%
Current restructuring provision			€ 136